DEBT	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
DEBT

9. DEBT

Debt consisted of the following:

	March 31, 2017	December 31, 2016
	(In thousands)
Summit Holdings variable rate senior secured Revolving Credit Facility (3.49% at March 31, 2017 and 3.27% at December 31, 2016) due November 2018	$475,000	$648,000
Summit Holdings 5.5% senior unsecured notes due August 2022	300,000	300,000
Less unamortized debt issuance costs (1)	(3,359)	(3,516)
Summit Holdings 5.75% senior unsecured notes due April 2025	500,000	—
Less unamortized debt issuance costs (1)	(6,729)	—
Summit Holdings 7.5% senior unsecured notes redeemed March 2017 (2)	—	300,000
Less unamortized debt issuance costs (1) (2)	—	(4,183)
Total long-term debt	$1,264,912	$1,240,301

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(1)  Issuance costs are being amortized over the life of the notes.

(2)  Debt was extinguished following the 5.75% Senior Notes offering in February 2017.  In conjunction with the early debt extinguishment, the remaining unamortized debt issuance costs were written off.

Revolving Credit Facility.  Summit Holdings has a senior secured Revolving Credit Facility that allows for revolving loans, letters of credit and swingline loans. The Revolving Credit Facility has a $1.25 billion borrowing capacity, matures in November 2018, and includes a $200.0 million accordion feature.

Borrowings under the Revolving Credit Facility bear interest at LIBOR or an Alternate Base Rate (as defined in the credit agreement)("ABR") plus an applicable margin ranging from 0.75% to 1.75% for ABR borrowings and 1.75% to 2.75% for LIBOR borrowings, with the commitment fee ranging from 0.30% to 0.50% in each case based on our relative leverage at the time of determination. At March 31, 2017, the applicable margin under LIBOR borrowings was 2.50%, the interest rate was 3.49% and the unused portion of the Revolving Credit Facility totaled $775.0 million (subject to a commitment fee of 0.50%).

As of March 31, 2017, we were in compliance with the Revolving Credit Facility's covenants. There were no defaults or events of default during the three months ended March 31, 2017.

Senior Notes.  In June 2013, Summit Holdings and its 100% owned finance subsidiary, Finance Corp. (together with Summit Holdings, the "Co-Issuers") co-issued $300.0 million of 7.5% senior unsecured notes (the "7.5% Senior Notes"). In July 2014, the Co-Issuers co-issued $300.0 million of 5.5% senior unsecured notes maturing August 15, 2022 (the "5.5% Senior Notes" and, together with the 5.75% Senior Notes (defined below, the “Senior Notes”).

On February 8, 2017, we amended the 2014 SRS to include additional guarantor subsidiaries and completed a public offering of $500.0 million principal 5.75% senior unsecured notes (the "5.75% Senior Notes") as described below.  Concurrent with the 5.75% Senior Notes offering, we made a tender offer to purchase all the outstanding 7.5% Senior Notes.  The tender offer expired on February 14, 2017 and resulted in approximately $276.9 million of our 7.5% Senior Notes being validly tendered and retired.  On February 16, 2017, we issued a notice of redemption for the remaining 7.5% Senior Notes.  The remaining $23.1 million of 7.5% Senior Notes were redeemed on March 18, 2017 (the "redemption date"), with payment made on March 20, 2017.  References to the “Senior Notes,” when used for dates or periods ended on or after the date of issuance of the 5.75% Senior Notes but before the redemption date, refer collectively to 5.5% Senior Notes, 7.5% Senior Notes and 5.75% Senior Notes.  References to the "Senior Notes," when used for dates or periods ended on or prior to the date of issuance of the 5.75% Senior Notes, refer collectively to 5.5% Senior Notes and 7.5% Senior Notes.  References to the "Senior Notes," when used for dates or periods that ended after the redemption date, refer collectively to the 5.5% Senior Notes and the 5.75% Senior Notes.  In conjunction with the tender offer and mandatory redemption of the 7.5% Senior Notes, we paid redemption and call premiums totaling $17.9 million.  These costs, as well as $4.1 million of unamortized debt issuance costs, are presented on our unaudited condensed consolidated statement of operations as early extinguishment of debt.

Subsequent to the 2016 Drop Down and after giving effect to the consent and waiver agreement to the Revolving Credit Facility executed effective March 30, 2016 (the "Consent and Waiver Agreement"), Bison Midstream and its subsidiaries, Grand River and its subsidiary, DFW Midstream, Summit Midstream OpCo GP, LLC ("OpCo GP") and SMLP fully and unconditionally and jointly and severally guaranteed the 5.5% Senior Notes and the 7.5% Senior Notes.  In February 2017, OpCo GP changed its name to Summit Marketing.  As a result, Bison Midstream and its subsidiaries, Grand River and its subsidiary, DFW Midstream and Summit Marketing (collectively the "Guarantor Subsidiaries") and SMLP fully and unconditionally and jointly and severally guarantee the 5.5% Senior Notes and the 5.75% Senior Notes.  The Consent and Waiver Agreement which removed the guarantees of OpCo, Summit Utica, Meadowlark Midstream and Tioga Midstream (collectively, the "Non-Guarantor Subsidiaries") from the Revolving Credit Facility and concurrently, from the Senior Notes, remains unchanged.  There are no significant restrictions on the ability of SMLP or Summit Holdings to obtain funds from its subsidiaries by dividend or loan. Finance Corp. has had no assets or operations since inception in 2013.  At no time have the Senior Notes been guaranteed by the Co-Issuers.

5.75% Senior Notes. In February 2017, we completed a public offering of $500.0 million principal 5.75% senior unsecured notes maturing April 15, 2025.  Interest on the 5.75% Senior Notes will be paid semi-annually in cash in arrears on April 15 and October 15 of each year, beginning on October 15, 2017. The 5.75% Senior Notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The 5.75% Senior Notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the 5.75% Senior Notes to (i) fund the repurchase of the outstanding $300.0 million principal 7.5% Senior Notes, (ii) pay redemption and call premiums on the 7.5% Senior Notes totaling $17.9 million and (iii) pay $172.0 million of the balance outstanding under our Revolving Credit Facility.

At any time prior to April 15, 2020, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 5.75% Senior Notes at a redemption price of 105.750% of the principal amount of the 5.75% Senior Notes, plus accrued and unpaid interest, if any, but not including, the redemption date, with an amount not greater than the net cash proceeds of certain equity offerings. On and after April 15, 2020, the Co-Issuers may redeem all or part of the 5.75% Senior Notes at a redemption price of 104.313% (with the redemption premium declining ratably each year to 100.000% on and after April 15, 2023), plus accrued and unpaid interest, if any, to, but not including, the redemption date. Debt issuance costs of $6.8 million are being amortized over the life of the senior notes.

The 5.75% Senior Notes' indenture restricts SMLP’s and the Co-Issuers’ ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.

The 5.75% Senior Notes' indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the 5.75% Senior Notes; (ii) default in the payment when due of the principal of, or premium, if any, on the 5.75% Senior Notes; (iii) failure by the Co-Issuers or SMLP to comply with certain covenants relating to mergers and consolidations, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the Co-Issuers or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $75.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding 5.75% Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 5.75% Senior Notes may declare all the 5.75% Senior Notes to be due and payable immediately.

As of and during the three months ended March 31, 2017, we were in compliance with the covenants governing our Senior Notes.  There were no defaults or events of default during the three months ended March 31, 2017.

SMP Holdings Credit Facility.  SMP Holdings had a $250.0 million revolving credit facility (the "SMP Revolving Credit Facility") and a $200.0 million term loan (the "Term Loan" and, collectively with the SMP Revolving Credit Facility, the "SMP Holdings Credit Facility").  Because funding from the SMP Holdings Credit Facility was used to support the development of the 2016 Drop Down Assets, Summit Investments allocated the SMP Holdings Credit Facility to the Partnership during the common control period.  Borrowings under the SMP Holdings Credit Facility incurred interest at LIBOR or a base rate (as defined in the credit agreement) plus an applicable margin.  The allocation of activity under the SMP Revolving Credit Facility ended concurrent with the closing of the 2016 Drop Down.